INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Contributions Payable [Line Items]
Capital Contribution Payable	$ 101	$ 101
Series 47 [Member]
Contributions Payable [Line Items]
Capital Contribution Payable	0	0
Series 48 [Member]
Contributions Payable [Line Items]
Capital Contribution Payable	0	0
Series 49 [Member]
Contributions Payable [Line Items]
Capital Contribution Payable	$ 101	$ 101